Long-Term Incentive Plan (Director Equity-Based Compensation Expense) (Details) (Phantom Limited Partner Units Issued To Directors [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Phantom Limited Partner Units Issued To Directors [Member]
Long Term Incentive Plan [Line Items]
Phantom units earned	25,017	25,236	30,002
Compensation - phantom unit expense	$ 523	$ 446	$ 449
Distribution equivalents	195	139	100
Changes in market value of phantom units	973	568	460
Total phantom units earned	1,691	1,153	1,009
Compensation paid in cash	345	292	306
Director Compensation Paid in Limited Partner Units	170	140	140
Total director compensation	2,206	1,585	1,455
Distribution equivalents charged to partners' capital	(195)	(139)	(100)
Total director compensation expense	$ 2,011	$ 1,446	$ 1,355